Impairment of long-lived assets (Details)	1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2023 vehicle	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) vehicle	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Impairment charge for the assets to be disposed		$ 0	$ 1,543,000	$ 1,591,000	$ 0
ElectraMeccanica Vehicles Corp
Property, Plant and Equipment [Line Items]
Number of retailed G3 SOLO vehicles decided to repurchase | vehicle	429
Number of vehicles returned by customers | vehicle				392
Impairment charge for the assets to be disposed				$ 1,534,410
Impairment charges					$ 0
Impairment					Impairment
Vehicles | ElectraMeccanica Vehicles Corp
Property, Plant and Equipment [Line Items]
Impairment charges				395,000	$ 2,001,930
Leasehold improvements | ElectraMeccanica Vehicles Corp
Property, Plant and Equipment [Line Items]
Impairment charges				$ 0